NET LOSS PER COMMON SHARE DATA (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
NET INCOME (LOSS) PER COMMON SHARE DATA [Abstract]
NET LOSS PER COMMON SHARE DATA
NOTE 11.	NET LOSS PER COMMON SHARE DATA

The following is a reconciliation of the numerators and denominators used in computing basic and diluted net loss per common share for the three months ended March 31, 2015 and 2014:

(In thousands, except per share data)	Three Months Ended March 31,
	2015	2014
Numerator – basic and diluted:
Net loss	$(10,630)	$(10,071)

Weighted-average common shares outstanding – basic	12,680	12,454
Effect of dilutive securities	—	—
Weighted-average common shares outstanding – diluted	12,680	12,454
Net loss per common share –
Basic and diluted	$(0.84)	$(0.81)

We have outstanding warrants to acquire 21,041,667 shares of common stock that are not included in the computation of diluted net loss per common share as the effect would be anti-dilutive because their exercise price of $12 per share exceeds the fair value of our common stock.  For the periods ended March 31, 2015 and 2014, we had weighted average outstanding shares of approximately 146,000 and 898,000, respectively, which are held by founding shareholders that are forfeitable, that are not included in the computation of basic or diluted net loss per share as the effect would be anti-dilutive.  For the three months ended March 31, 2015 and 2014, we have weighted average outstanding shares of approximately 216,000 and 298,000 shares, respectively, of compensatory restricted common stock, that are not included in the computation of basic and diluted net loss per share as the effect would be anti-dilutive.

NOTE 15.	NET INCOME (LOSS) PER COMMON SHARE DATA

The following is a reconciliation of the numerators and denominators used in computing basic and diluted net income (loss) per common share for the years ended December 31, 2014 and 2013:

(In thousands, except per share data)	Years Ended December 31,
	2014	2013
Basic and diluted:

Net loss	$(21,200)	$(31,077)

Denominator - basic and diluted:
Weighted-average common shares outstanding – basic	12,532	12,447
Effect of dilutive securities	—	—
Weighted-average common shares outstanding – diluted	12,532	12,447

Net loss per common share:
Basic and diluted	$(1.69)	$(2.50)

We have outstanding warrants to acquire 21,041,667 shares of common stock that are not included in the computation of diluted net loss per common share as the effect would be anti-dilutive because their exercise price of $12 per share exceeds the fair value of our common stock.  For the years ended December 31, 2014 and 2013, we have weighted average outstanding shares of approximately 613,000 and 898,000, respectively, which are held by founding shareholders that are forfeitable (See Note 12, Equity), that are not included in the computation of basic or diluted net loss per share as the effect would be anti-dilutive.  For the years ended December 31, 2014 and 2013, we have weighted average outstanding shares of approximately 923,000 and 1,084,000 shares, respectively of restricted common stock, that are not included in the computation of basic and diluted net loss per share as the effect would be anti-dilutive.